Financial Instruments (Schedule of Exposure to Index Risk with Respect to Derivative Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Index receivable	CPI	CPI
Interest payable	1.76%	1.76%
Expiration date	2036	2036
Amount of linked principal	$ 81,051	$ 89,619
Fair value	$ 10,268	$ 9,353